Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non- Current	$ 24,384	$ 19,970
Current provisions	83,132	122,757
Total	107,516	142,727	$ 167,451
Environmental provisions
Disclosure of other provisions [line items]
Non- Current	163	174
Current provisions	1,448	1,909
Total	1,611	2,083	1,564
Provisions for litigation in progress
Disclosure of other provisions [line items]
Non- Current	19
Current provisions	2,184	7,913
Total	2,203	7,913	23,142
Provisions for third-party liabilities
Disclosure of other provisions [line items]
Non- Current	8,263	10,596
Total	8,263	10,596	5,960
Provisions for Carbon dioxide emissions allowances
Disclosure of other provisions [line items]
Non- Current	6,276
Current provisions	66,045	90,471
Total	72,321	90,471	102,756
Provision for restructuring cost
Disclosure of other provisions [line items]
Current provisions	5,735	15,243
Total	5,735	15,243	21,539
Other provisions
Disclosure of other provisions [line items]
Non- Current	9,663	9,200
Current provisions	7,720	7,221
Total	$ 17,383	$ 16,421	$ 12,490